MERRILL LYNCH INVESTOR CHOICE ANNUITY® (INVESTOR SERIES)

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement Dated October 24, 2017

to the

Prospectus dated May 1, 2014

MERRILL LYNCH INVESTOR CHOICE ANNUITY® (INVESTOR SERIES)

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement Dated October 24, 2017

to the

Prospectus dated May 1, 2014

Special Notice: “BlackRock has informed us that the liquidation intended for 10/31/2017, will not occur. We will notify you if and when BlackRock informs us of a later date that the liquidation will take place. Accordingly, the supplement dated October 13, 2017 is hereby deleted. In addition, please disregard the notification letters we sent you dated July 24, 2017, and September 29, 2017.”

SUBACCOUNT NAME	PORTFOLIO NAME	SUBADVISOR
BlackRock Global Opportunities V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Advisors, LLC

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Investor Choice Annuity® (Investor Series) dated May 1, 2014